Cash Flow Information - Summary of Investing Activities with Partial Cash Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investing Activities With Partial Cash Payments [Abstract]
Acquisition of property, plant and equipment	$ 3,406	$ 4,498
Add: Payable for PPE or CIP - Opening	213	311
Less: Payable for PPE or CIP - Ending	(355)	(213)
Less: Prepayment for PPE & CIP - Opening	(210)	(304)
Add: Prepayment for PPE & CIP - Ending	2,388	210
Less: acquisition by means of a lease		(61)
Cash paid during the year	$ 5,442	$ 4,441	$ 4,903